Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Mar. 22, 2019
Document Effective Date	Mar. 27, 2019
Prospectus Date	Mar. 27, 2019
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:
Trading Symbol	KEMX